Hartford Real Asset Fund Expense Example, No Redemption - Hartford Real Asset Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	739
Expense Example, No Redemption, 5 Years	1,302
Expense Example, No Redemption, 10 Years	$ 2,835